DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

The following tables summarize our derivative financial instruments:

Asset and Liability Derivatives

	December 31, 2014	December 31, 2013
	(in thousands)
Derivatives Designated as Hedges:
Location:
Accounts receivable-other	$1,173	$11,641
Other assets	16	1,647
Total asset derivatives	$1,189	$13,288

Accounts payable	$32,431	$20,209
Other liabilities	15,670	21,846
Total liability derivatives	$48,101	$42,055

Effects of Derivative Instruments on Financial Statements

The Effects of Derivative Instruments on our Financial Statements

	December 31,
	2014	2013
	(in thousands)
Derivatives Designated as Hedges:
Amount of gain/(loss) recognized in AOCI	$(65,503)	$(52,781)
Income (loss) reclassified from AOCI into income: effective portion
Location
Cost of operations	$26,418	$1,715
Gain(loss) recognized in income (loss): ineffective portion and amount excluded from effectiveness testing
Location
Gain (loss) on foreign currency—net	$6,910	$13,247